11. INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in valuation allowance	$ 100,900	$ (138,500)	$ 757,600
Canada Revenue Agency [Member]
Operating loss carry-forwards		$ 3,100,000
Operating loss carry-forwards beginning expiration year	Dec. 31, 2014
Canadian oil and gas dedication pools	$ 7,300,000